================================================================================

                              William Blair Funds
                                  24 f (2) NT

                             File Number 811-5344

                               December 31, 2008



---------------------------------------------------------------------------------
 1     William Blair Funds
       222 West Adams Street
       Chicago, IL 60606

---------------------------------------------------------------------------------
 2
       [X]
---------------------------------------------------------------------------------
 3     811-5344


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 4(a)  December 31, 2008


---------------------------------------------------------------------------------
 4(b)

---------------------------------------------------------------------------------
 4(c)

 5
       (i)
                                                                 $5,233,570,876
                                                                 --------------
       (ii)
                                                $5,133,762,861
                                                --------------
       (iii)
                                                             0
                                                --------------
       (iv)                                                  0   $5,133,762,861
                                                --------------   --------------
       (v)                                                          $99,808,015
                                                                 --------------
       --------------------------------------------------------
       (vi)                                                  0
                                                --------------
       --------------------------------------------------------

       (vii)                                                           0.00393%
                                                                 --------------
       (viii)                                                         $3,922.45
                                                                 ==============
-------------------------------------------------------------------------------
 6     Not applicable

-------------------------------------------------------------------------------
 7

-------------------------------------------------------------------------------
 8

-------------------------------------------------------------------------------
 9     [X] wire transfer

by  Terence M. Sullivan
    Treasurer
    February 25, 2009

================================================================================

                              William Blair Funds
                                  24 f (2) NT
                             File Number 811-5344

                               December 31, 2008

Sales                                               Shares         Amount
-----                                           -------------  --------------
Growth Fund................................  1      6,655,781  $   63,267,666
Ready Reserves Fund........................  2  1,438,809,212  $1,438,809,212
Income Fund................................  3      1,801,710  $   16,424,607
International Growth Fund..................  4     94,811,075  $2,094,901,497
Value Discovery Fund.......................  5      1,265,061  $   12,504,232
Tax-Managed Growth Fund....................  6         57,946  $      614,218
Large Cap Growth Fund......................  7      1,283,700  $    7,598,679
Small Cap Growth Fund......................  8     16,611,967  $  278,755,281
Institutional International Growth Fund....  9      8,158,083  $  133,822,976
Small-Mid Cap Growth Fund.................. 10      2,867,738  $   32,355,056
International Equity Fund.................. 11     12,728,407  $  166,057,589
Insitutional International Equity Fund..... 12     11,840,721  $  126,297,148
Emerging Markets Growth Fund............... 13      7,546,692  $   81,611,684
International Small Cap Growth Fund........ 14     24,384,834  $  259,318,125
Mid Cap Growth Fund........................ 15      2,530,277  $   23,278,178
Bond Fund.................................. 16      1,840,881  $   18,144,820
Global Growth Fund......................... 17      3,010,779  $   23,409,184
Emerging Leaders Growth Fund............... 18     10,580,247  $  107,009,229
                                                -------------  --------------
Total......................................     1,646,785,111  $4,884,179,381
                                                =============  ==============

Reinvestments                                       Shares         Amount
-------------                                   -------------  --------------
Growth Fund................................           744,601  $    5,275,620
Ready Reserves Fund........................        34,360,636  $   34,360,636
Income Fund................................           757,932  $    6,815,183
International Growth Fund..................        12,629,979  $  164,759,061
Value Discovery Fund.......................            35,776  $      286,612
Tax-Managed Growth Fund....................                 0  $            0
Large Cap Growth Fund......................                68  $          316
Small Cap Growth Fund......................         1,695,347  $   20,140,790
Institutional International Growth Fund....         6,903,457  $   59,024,557
Small-Mid Cap Growth Fund..................               364  $        2,901
International Equity Fund..................           386,494  $    3,194,292
Insitutional International Equity Fund.....           846,033  $    6,176,043
Emerging Markets Growth Fund...............         5,449,401  $   41,234,835
International Small Cap Growth Fund........           707,315  $    4,718,768
Mid Cap Growth Fund........................                35  $          254
Bond Fund..................................           301,240  $    2,955,761
Global Growth Fund.........................            74,565  $      366,179
Emerging Leaders Growth Fund...............            16,587  $       79,687
                                                -------------  --------------
Total......................................        64,909,830  $  349,391,495
                                                =============  ==============

Total sales and reinvestments                       Shares         Amount
-----------------------------                   -------------  --------------
Growth Fund................................         7,400,382  $   68,543,286
Ready Reserves Fund........................     1,473,174,848  $1,473,169,848
Income Fund................................         2,559,642  $   23,239,790
International Growth Fund..................       107,441,054  $2,259,660,558
Value Discovery Fund.......................         1,300,837  $   12,790,844
Tax-Managed Growth Fund....................            57,946  $      614,218
Large Cap Growth Fund......................         1,283,768  $    7,598,995
Small Cap Growth Fund......................        18,307,314  $  298,896,071
Institutional International Growth Fund....        15,061,540  $  192,847,533
Small-Mid Cap Growth Fund..................         2,868,102  $   32,357,957
International Equity Fund..................        13,114,901  $  169,251,881
Insitutional International Equity Fund.....        12,686,754  $  132,473,191
Emerging Markets Growth Fund...............        12,996,093  $  122,846,519
International Small Cap Growth Fund........        25,092,149  $  264,036,893
Mid Cap Growth Fund........................         2,530,312  $   23,278,432
Bond Fund..................................         2,142,121  $   21,100,581
Global Growth Fund.........................         3,085,344  $   23,775,363
Emerging Leaders Growth Fund...............        10,596,834  $  107,088,916
                                                -------------  --------------
                                                1,711,694,941  $5,233,570,876
                                                =============  ==============

Redemptions (net of any redemption fee)             Shares         Amount
---------------------------------------         -------------  --------------
Growth Fund................................         5,605,338  $   53,942,184
Ready Reserves Fund........................     1,031,517,761  $1,031,517,761
Income Fund................................         8,349,835  $   74,626,717
International Growth Fund..................       145,415,853  $2,723,038,371
Value Discovery Fund.......................         1,113,111  $   10,648,575
Tax-Managed Growth Fund....................           176,562  $    1,506,373
Large Cap Growth Fund......................           808,506  $    4,958,199
Small Cap Growth Fund......................        31,066,120  $  531,719,003
Institutional International Growth Fund....        11,459,402  $  168,215,548
Small-Mid Cap Growth Fund..................         2,174,490  $   22,881,082
International Equity Fund..................        10,523,530  $  115,902,556
Insitutional International Equity Fund.....         5,365,466  $   48,105,727
Emerging Markets Growth Fund...............        14,771,633  $  217,394,610
International Small Cap Growth Fund........         9,995,873  $   87,479,151
Mid Cap Growth Fund........................         1,081,750  $    9,585,005
Bond Fund..................................         1,295,253  $   12,602,797
Global Growth..............................         2,016,944  $   11,364,512
Emerging Leaders Growth Fund...............           843,291  $    8,274,690
                                                -------------  --------------
Total......................................     1,283,580,718  $5,133,762,861
                                                =============  ==============

Net sales and reinvestments                         Shares         Amount
---------------------------                     -------------  --------------
Growth Fund................................         1,795,044  $   14,601,102
Ready Reserves Fund........................       441,652,087  $  441,652,087
Income Fund................................        (5,790,193)   ($51,386,927)
International Growth Fund..................       (37,974,799)  ($463,377,813)
Value Discovery Fund.......................           187,726  $    2,142,269
Tax-Managed Growth Fund....................          (118,616)      ($892,155)
Large Cap Growth Fund......................           475,262  $    2,640,796
Small Cap Growth Fund......................       (12,758,806)  ($232,822,932)
Institutional International Growth Fund....         3,602,138  $   24,631,985
Small-Mid Cap Growth Fund..................           693,612  $    9,476,875
International Equity Fund..................         2,591,371  $   53,349,325
Insitutional International Equity Fund.....         7,321,288  $   84,367,464
Emerging Markets Growth Fund...............        (1,775,540)   ($94,548,091)
Interantional Small Cap Growth Fund........        15,096,276  $  176,557,742
Mid Cap Growth Fund........................         1,448,562  $   13,693,427
Bond Fund..................................           846,868  $    8,497,784
Global Growth Fund.........................         1,068,400  $   12,410,851
Emerging Leaders Growth Fund...............         9,753,543  $   98,814,226
                                                -------------  --------------
Total......................................       428,114,223  $   99,808,015
                                                =============  ==============
                                                                      0.00393%
                                                               --------------
                                                               $     3,922.45
                                                               ==============